Annual Total Returns (Vanguard Windsor Fund - Investor Shares Retail) (Vanguard Windsor Fund, Vanguard Windsor Fund - Investor Shares)	12 Months Ended
Oct. 31, 2014
Vanguard Windsor Fund | Vanguard Windsor Fund - Investor Shares
Annual Total Return
2014	11.82%
2013	36.08%
2012	20.78%
2011	(4.00%)
2010	14.82%
2009	34.69%
2008	(41.10%)
2007	(3.30%)
2006	19.35%
2005	4.99%